MEZZANINE EQUITY AND WARRANT LIABILITIES - Additional information (Details) - USD ($)			1 Months Ended			12 Months Ended
	Apr. 08, 2021	Dec. 29, 2020	Aug. 31, 2021	Mar. 31, 2021	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 28, 2020
Class of Warrant or Right [Line Items]
Preferred shares, authorized						0	6,000
Preferred shares, issued						0	6,000
Conversion price			$ 3.00
Exercise price of warrants		$ 3.00
Volume-weighted average price						$ 3.00
Fair value allocated to warrrants						$ 1,690,000
converted stocks			1,089,145
re-measurement of warrants			$ 340,000
Number Of Warrants Exercised						0
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Fair value allocated to preferred shares						$ 1,310,000
Conversion of Outstanding Shares			3,000
Purchase Agreement
Class of Warrant or Right [Line Items]
Total amount of investment agreed		$ 6,000,000
Preferred shares, issued		3,000
Proceeds from investment in convertible preferred shares		$ 3,000,000
Exercise price of warrants		$ 3.00
Kaixin Auto Holdings [Member]
Class of Warrant or Right [Line Items]
Total amount of investment agreed				$ 6,000
Preferred shares, issued	6,000
Proceeds from investment in convertible preferred shares	$ 6,000
Conversion price					$ 3.00
Kaixin Auto Holdings [Member] | Purchase Agreement
Class of Warrant or Right [Line Items]
Preferred shares, authorized								1,000,000
Conversion price								$ 3.00
Series A Warrants
Class of Warrant or Right [Line Items]
Warrants issued/granted		$ 1,500,000
Series B Warrants
Class of Warrant or Right [Line Items]
Warrants issued/granted		1,333,333
Series C Warrants
Class of Warrant or Right [Line Items]
Warrants issued/granted		$ 2,000,000